Government Grants and Subsidies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2021
Government Grants and Subsidies [Abstract]
Percentage of rental payment	50.00%
Maximum subsidy of per share		$ 1,200
Maximum subsidy per employee	$ 1